July 28, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

     Re: Insured Municipals Income Trust and Investors' Quality Tax-Exempt Trust, Multi-Series 156
          File No. 33-41674   CIK #877200

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the the Registration Statement was filed electronically with the Commission on July 25, 2005.

                                    Very truly yours,


                                    Van Kampen Funds Inc.